Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Equity
Note 13.- Equity

On June 18, 2014, Atlantica Yield closed its initial public offering issuing 24,850,000 ordinary shares. The shares were sold at a price of $29 per share and as a result the Company raised $720,650 thousand of gross proceeds. The Company recorded $2,485 thousand as Share Capital and $682,810 thousand as Additional Paid in Capital, included in Atlantica Yield reserves as of December 31, 2016, corresponding to the total net proceeds of the offering. The underwriters further purchased 3,727,500 additional shares from the selling shareholder, a subsidiary wholly owned by Abengoa, at the public offering price less fees and commissions to cover over-allotments (“greenshoe”) driving the total proceeds of the offering to $828,748 thousand.

Atlantica Yield’s shares began trading on the NASDAQ Global Select Market under the symbol “ABY” on June 13, 2014. The symbol changed to “AY” on November 11, 2017.

On January 22, 2015, Abengoa closed an underwritten public offering and sale in the United States of 10,580,000 of ordinary shares of the Company for total proceeds of $327,980,000 (or $31 per share). As a result of such offering, Abengoa reduced its stake in the Company from 64.3% to 51.1% of its shares.

On May 14, 2015 Atlantica Yield issued 20,217,260 new shares at $33.14 per share, which was based on a 3% discount versus the May 7, 2015 closing price. Abengoa subscribed for 51% of the newly-issued shares and maintained its previous stake in Atlantica Yield. The proceeds were primarily used by Atlantica Yield to finance asset acquisitions in May and June 2015.

On July 14, 2015, Abengoa sold 2,000,000 shares of Atlantica Yield under Rule 144, reducing its stake to 49.1%.

As of the date hereof, according to Abengoa´s beneficial ownership reporting, Abengoa has delivered an aggregate of 7,595,639 Ordinary Shares to holders that exercised their option to exchange the $279,000 thousand principal amount of exchangeable notes due 2017 issued by Abengoa on March 5, 2015 (the “Exchangeable Notes”) for shares of Atlantica Yield. The Exchangeable Notes are exchangeable, at the option of their holders, for ordinary shares of Atlantica Yield. These operations reduced Abengoa´s stake to 41.47% as of December 31, 2017.

As of December 31, 2017, the share capital of the Company amounts to $10,021,726 represented by 100,217,260 ordinary shares completely subscribed and disbursed with a nominal value of $0.10 each, all in the same class and series. Each share grants one voting right.

Atlantica Yield reserves as of December 31, 2017 are made up of share premium account and distributable reserves.

Retained earnings include results attributable to Atlantica Yield, the impact of the Asset Transfer in equity and the impact of the assets acquisition under the ROFO agreement in equity. The Asset Transfer and the acquisitions under the ROFO agreement were recorded in accordance with the Predecessor accounting principle, given that all these transactions occurred before December 2015, when Abengoa still had control over Atlantica Yield.

Non-controlling interests fully relate to interests held by JGC in Solacor 1 and Solacor 2, by Idae in Seville PV, by Itochu Corporation in Solaben 2 and Solaben 3, by Algerian Energy Company, SPA and Valoriza Agua S.L. in Skikda and by Industrial Development Corporation of South Africa (IDC) and Kaxu Community Trust in Kaxu Solar One (Pty) Ltd.

Additional information of subsidiaries including material Non-controlling interests as of December 31, 2017 and 2016, are disclosed in Appendix IV.

Dividends declared during the year 2017:

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On February 27, 2017, the Board of Directors declared a dividend of $0.25 per share corresponding to the four quarter of 2016. The dividend was paid on March 15, 2017. From that amount, the Company retained $10.4 million of the dividend attributable to Abengoa;

-	On May 15, 2017, the Board of Directors declared a dividend of $0.25 per share corresponding to the first quarter of 2017. The dividend was paid on June 15, 2017;

-	On August 3, 2017, the Board of Directors declared a dividend of $0.26 per share corresponding to the second quarter of 2017. The dividend was paid on September 15, 2017;

-	On November 13, 2017, the Board of Directors declared a dividend of $0.29 per share corresponding to the third quarter of 2017. The dividend was paid on December 15, 2017.

In addition, as of December 31, 2017, there was no treasury stock and there have been no transactions with treasury stock during the period then ended.